Fees Summary	May 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 568,720,000
Total Fee Amount	78,540.23
Total Offset Amount	0
Net Fee	$ 78,540.23
Offset Table N/A	N/A